Accounts Receivable (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable, gross	$ 19,406,354	$ 19,370,665	$ 26,965,731
Less: allowance for doubtful accounts	0	0	(3,646)
Accounts receivable, net	$ 19,406,354	$ 19,370,665	$ 26,962,085	[1]

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited ("Guang Ming"). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")